Accrued Expenses and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses and Other Current Liabilities [Abstract]
Payable related to investment and acquisition	$ 64,545	$ 365
Payable for third-party service fee	56,772	30,017
Accrued agent rebates	53,090	16,891
Accrued payroll	37,540	19,217
Other tax payable	21,097	12,094
Deposits from advertising customers	19,747	10,060
Payable for purchasing long-term assets	15,507	20,861
Accrued interest expenses of convertible senior notes (see note 14)	10,062	4,808
Other current liabilities	20,471	6,105
Total	$ 298,831	$ 120,418